Federated Managed Volatility Fund II
Portfolio of Investments
March 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—39.5%
		Communication Services—3.3%
155,012		AT&T, Inc.	$4,518,600
4,220		Activision Blizzard, Inc.	251,006
96,535		CenturyLink, Inc.	913,221
3,760	[1]	Charter Communications, Inc.	1,640,526
82,051		Comcast Corp., Class A	2,820,913
53	[1]	DISH Network Corp., Class A	1,060
9,849	[1]	Discovery, Inc., Class C	172,751
13,410	[1]	Liberty Sirius Group	424,024
10,701		Sinclair Broadcast Group, Inc.	172,072
9,781	[1]	Take-Two Interactive Software, Inc.	1,160,124
88,494		Verizon Communications, Inc.	4,754,783
26,919		Walt Disney Co.	2,600,375
18,646	[1]	Zynga, Inc.	127,725
		TOTAL	19,557,180
		Consumer Discretionary—2.1%
8,710		Aptiv PLC	428,880
15,152		Brunswick Corp.	535,926
12,283	[1]	Caesars Entertainment Corp.	83,033
1,559		Carter's, Inc.	102,473
81		Dollar General Corp.	12,232
6,156		Expedia Group, Inc.	346,398
270,587		Ford Motor Co.	1,306,935
4,654	[1]	Frontdoor, Inc.	161,866
1,813		Gentex Corp.	40,176
8,815		Home Depot, Inc.	1,645,849
57,172		International Game Technology PLC	340,173
19,467		L Brands, Inc.	225,039
44,999	[1]	LKQ Corp.	922,930
20,325		McDonald's Corp.	3,360,739
363	[1]	Mohawk Industries, Inc.	27,675
7,886		Newell Brands, Inc.	104,726
78,000	[1]	Onewater Marine, Inc.	596,700
3,651		PVH Corp.	137,424
33,719		Pulte Group, Inc.	752,608
13,596		Target Corp.	1,264,020
3,859	[1]	Under Armour, Inc., Class C	31,104
		TOTAL	12,426,906
		Consumer Staples—4.3%
29,616		Altria Group, Inc.	1,145,251
45,000	[1]	Bellring Brands, Inc.	767,250
149	[1]	Beyond Meat, Inc.	9,923
18,507		Colgate-Palmolive Co.	1,228,125
22,447		Coty, Inc., Class A	115,827
8,348		Hershey Foods Corp.	1,106,110

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
19,357		Kraft Heinz Co./The	$478,892
1,533		Kroger Co.	46,174
3,648		Lamb Weston Holdings, Inc.	208,301
53,688		Mondelez International, Inc.	2,688,695
6,725		PepsiCo, Inc.	807,672
31,634		Philip Morris International, Inc.	2,308,017
59,612		Procter & Gamble Co.	6,557,320
24,000		Reynolds Consumer Products, Inc.	700,080
16,855	[1]	Sprouts Farmers Market, Inc.	313,334
51,797		The Coca-Cola Co.	2,292,017
1,824		Walgreens Boots Alliance, Inc.	83,448
37,886		WalMart, Inc.	4,304,607
		TOTAL	25,161,043
		Energy—2.1%
36,777		Apache Corp.	153,728
8,382	[1]	Apergy Corp.	48,197
49,814		Chevron Corp.	3,609,522
33,803		ConocoPhillips	1,041,132
15,421		Diamondback Energy, Inc.	404,030
13,245		EOG Resources, Inc.	475,760
73,758		Exxon Mobil Corp.	2,800,591
173		Helmerich & Payne, Inc.	2,708
68,277		Kinder Morgan, Inc.	950,416
14,479		Marathon Oil Corp.	47,636
12,002		Parsley Energy, Inc.	68,772
29,160		Patterson-UTI Energy, Inc.	68,526
5,548		Phillips 66	297,650
3,368		Pioneer Natural Resources, Inc.	236,265
69,260		Schlumberger Ltd.	934,317
12,607		Valero Energy Corp.	571,854
35,369		Williams Cos., Inc.	500,471
		TOTAL	12,211,575
		Financials—8.3%
76,623		AGNC Investment Corp.	810,671
14,225		Allstate Corp.	1,304,859
30,315		Ally Financial, Inc.	437,445
4,994		Ameriprise Financial, Inc.	511,785
4,804	[1]	Athene Holding Ltd.	119,235
21,642		BGC Partners, Inc., Class A	54,538
60,000	[1]	BRP Group, Inc.	633,000
193,370		Bank of America Corp.	4,105,245
41,576		Bank of New York Mellon Corp.	1,400,280
35,610	[1]	Berkshire Hathaway, Inc., Class B	6,510,576
7		BlackRock, Inc.	3,080
41,364	[1]	Brighthouse Financial, Inc.	999,768
61,080		CIT Group Holdings, Inc.	1,054,241
1,552		CME Group, Inc.	268,356
68,111		Chimera Investment Corp.	619,810
801		Chubb Ltd.	89,464

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
61,805		Citigroup, Inc.	$2,603,227
42,757		Citizens Financial Group, Inc.	804,259
24,420		Comerica, Inc.	716,483
3,054		Discover Financial Services	108,936
60,010		Equitable Holdings, Inc.	867,145
108		First Horizon National Corp.	871
6,085		Goldman Sachs Group, Inc.	940,680
12,959		Hanover Insurance Group, Inc.	1,173,826
56,022		JPMorgan Chase & Co.	5,043,661
5,201		Kemper Corp.	386,798
22,233		KeyCorp	230,556
12,203		Lazard Ltd., Class A	287,503
37,518		Lincoln National Corp.	987,474
680,239		MFA Financial, Inc.	1,054,370
92,462		MGIC Investment Corp.	587,134
46,610		MetLife, Inc.	1,424,868
25,761		Morgan Stanley	875,874
80,693		Navient Corp.	611,653
23,683		OneMain Holdings, Inc.	452,819
60,000	[1]	Oportun Financial Corp.	633,000
34,116		Popular, Inc.	1,194,060
21,751		Prudential Financial, Inc.	1,134,097
88,619		Regions Financial Corp.	794,912
588	[1]	SVB Financial Group	88,835
72,000	[1]	Silvergate Capital Corp.	686,880
7,886		Sterling Bancorp	82,409
31,950		Synchrony Financial	514,076
255,818		Two Harbors Investment Co.	974,667
3,321		U.S. Bancorp	114,408
76,123		Unum Group	1,142,606
6,823		VOYA Financial, Inc.	276,673
75,000	[1]	Velocity Financial, LLC	564,750
74,292		Wells Fargo & Co.	2,132,180
14,507		Zions Bancorporation, N.A.	388,207
		TOTAL	48,802,250
		Health Care—6.5%
20,416		Abbott Laboratories	1,611,027
6,286	[1]	Alkermes, Inc.	90,644
11,311		Allergan PLC	2,003,178
2,875	[1]	Alnylam Pharmaceuticals, Inc.	312,944
1,527		Amgen, Inc.	309,569
3,431		Anthem, Inc.	778,974
36		Becton Dickinson & Co.	8,272
3,283	[1]	Biogen, Inc.	1,038,676
17,774		Bristol-Myers Squibb Co.	990,723
20,300		CVS Health Corp.	1,204,399
8,579		Cardinal Health, Inc.	411,277
11,312		Danaher Corp.	1,565,694
17,320	[1]	Davita, Inc.	1,317,359

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
8,994		Dentsply Sirona, Inc.	$349,237
45,000	[1]	Frequency Therapeutics, Inc.	801,450
37,458		Gilead Sciences, Inc.	2,800,360
2,223		HCA Healthcare, Inc.	199,737
14,934	[1]	Hologic, Inc.	524,183
2,321		Humana, Inc.	728,840
2,899	[1]	IQVIA Holdings, Inc.	312,686
48,338		Johnson & Johnson	6,338,562
32,976	[1]	MEDNAX, Inc.	383,841
8,618		McKesson Corp.	1,165,671
39,127		Medtronic PLC	3,528,473
8,845		Merck & Co., Inc.	680,534
24,000	[1]	Passage Bio, Inc.	378,000
82,998		Pfizer, Inc.	2,709,055
60,000	[1]	Progyny, Inc.	1,271,400
50	[1]	Regeneron Pharmaceuticals, Inc.	24,414
2,604		STERIS PLC	364,482
30,000	[1]	Schrodinger, Inc.	1,293,600
6,745		Thermo Fisher Scientific, Inc.	1,912,882
3,892		Universal Health Services, Inc., Class B	385,619
2,009		West Pharmaceutical Services, Inc.	305,870
2,779		Zimmer Biomet Holdings, Inc.	280,901
		TOTAL	38,382,533
		Industrials—3.8%
3,502		3M Co.	478,058
29,352	[1]	AECOM	876,157
7,508		Ametek, Inc.	540,726
11,195		Arconic, Inc.	179,792
21,627		CSX Corp.	1,239,227
1,952		Carlisle Cos., Inc.	244,547
3,689		Caterpillar, Inc.	428,071
2,883		Copa Holdings SA, Class A	130,571
5,069		Cummins, Inc.	685,937
18,949		Delta Air Lines, Inc.	540,615
7,107		Dover Corp.	596,562
3,074		Eaton Corp. PLC	238,819
25,220		Emerson Electric Co.	1,201,733
75,000	[1]	GFL Environmental, Inc.	1,128,750
168,951		General Electric Co.	1,341,471
36,121	[1]	HD Supply, Inc.	1,026,920
11,852		Honeywell International, Inc.	1,585,679
3,419		Hubbell, Inc.	392,296
524		Huntington Ingalls Industries, Inc.	95,478
6,158	[1]	Ingersoll-Rand, Inc.	152,718
3,459		Kansas City Southern Industries, Inc.	439,916
5,239	[1]	Lyft, Inc.	140,667
14,514		Masco Corp.	501,749
359		Nielsen Holdings PLC	4,502
1,404		Norfolk Southern Corp.	204,984

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,810		Old Dominion Freight Lines, Inc.	$237,581
2,714		Parker-Hannifin Corp.	352,087
1,132		Raytheon Co.	148,462
17,121		Southwest Airlines Co.	609,679
3,704		Spirit AeroSystems Holdings, Inc., Class A	88,637
2,997	[1]	Teledyne Technologies, Inc.	890,918
6,979		Trane Technologies PLC	576,396
12,374	[1]	Uber Technologies, Inc.	345,482
3,248	[1]	United Airlines Holdings, Inc.	102,474
2,972	[1]	United Rentals, Inc.	305,819
13,223		United Technologies Corp.	1,247,326
10,424		Valmont Industries, Inc.	1,104,735
12,165		Waste Management, Inc.	1,125,992
6,918		Woodward, Inc.	411,206
1,333	[1]	XPO Logistics, Inc.	64,984
		TOTAL	22,007,723
		Information Technology—2.5%
4,316		Alliance Data Systems Corp.	145,233
17,528		Applied Materials, Inc.	803,133
8,160	[1]	Autodesk, Inc.	1,273,776
26,316		Avnet, Inc.	660,532
2,503	[1]	CACI International, Inc., Class A	528,509
4,558	[1]	Ciena Corp.	181,454
4,871		Cypress Semiconductor Corp.	113,592
20,452		DXC Technology Co.	266,899
257	[1]	Dell Technologies, Inc.	10,164
13,612		HP, Inc.	236,304
5,290		IBM Corp.	586,820
112,013		Intel Corp.	6,062,144
30,911	[1]	Micron Technology, Inc.	1,300,117
8,429		Motorola, Inc.	1,120,383
31,478		NortonLifeLock, Inc.	588,953
5,414	[1]	ON Semiconductor Corp.	67,350
4,861	[1]	Qorvo, Inc.	391,942
880	[1]	Verisign, Inc.	158,479
18,343		Xerox Holdings Corp.	347,416
		TOTAL	14,843,200
		Materials—1.6%
7,137		Air Products & Chemicals, Inc.	1,424,616
13,058	[1]	Alcoa Corp.	80,437
7,387		Aptargroup, Inc.	735,302
23,993		Ardagh Group SA	284,557
9,859		Avery Dennison Corp.	1,004,336
13,733		CF Industries Holdings, Inc.	373,538
22,106		Cabot Corp.	577,409
15,746		Celanese Corp.	1,155,599
10,213		Dow, Inc.	298,628
18,434		Eagle Materials, Inc.	1,076,914
14,610		Graphic Packaging Holding Co.	178,242

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
3,260		International Paper Co.	$101,484
4,932		Linde PLC	853,236
3,084		LyondellBasell Industries N.V.	153,059
2,286		Martin Marietta Materials	432,580
6,606		Reliance Steel & Aluminum Co.	578,619
13,844		Steel Dynamics, Inc.	312,044
40		Vulcan Materials Co.	4,323
		TOTAL	9,624,923
		Real Estate—2.0%
21,828		Apartment Investment & Management Co., Class A	767,254
3,610		Avalonbay Communities, Inc.	531,284
5,254		Brixmor Property Group, Inc.	49,913
998	[1]	CBRE Group, Inc.	37,635
36,227		Equity Commonwealth	1,148,758
12,922		Equity Residential Properties Trust	797,417
2,021		Essex Property Trust, Inc.	445,105
880		Extra Space Storage, Inc.	84,269
3,829		Host Hotels & Resorts, Inc.	42,272
59,361		Invitation Homes, Inc.	1,268,545
46		Life Storage, Inc.	4,349
13,515		Mid-American Apartment Communities, Inc.	1,392,450
27,027		ProLogis, Inc.	2,172,160
6,840		Public Storage	1,358,492
85,512		SITE Centers Corp.	445,517
118,877		VEREIT, Inc.	581,309
27,316		Weingarten Realty Investors	394,170
		TOTAL	11,520,899
		Utilities—3.0%
62,661		AES Corp.	852,190
6,330		Ameren Corp.	461,014
23,631		American Electric Power Co., Inc.	1,890,007
3,109		American Water Works Co., Inc.	371,712
4,003		DTE Energy Co.	380,165
3,692		Dominion Energy, Inc.	266,526
1,521		Duke Energy Corp.	123,018
24,461		Evergy, Inc.	1,346,578
31,845		Exelon Corp.	1,172,214
41,013		FirstEnergy Corp.	1,643,391
21,393		MDU Resources Group, Inc.	459,950
12,940		NRG Energy, Inc.	352,744
15,369		NextEra Energy, Inc.	3,698,089
25,538		NiSource, Inc.	637,684
11,309	[1]	P G & E Corp.	101,668
8,802		Pinnacle West Capital Corp.	667,104
36,682		Public Service Enterprises Group, Inc.	1,647,389
1,553		Southern Co.	84,079

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
73,439		Vistra Energy Corp.	$1,172,086
		TOTAL	17,327,608
		TOTAL COMMON STOCKS (IDENTIFIED COST $260,655,154)	231,865,840
		ADJUSTABLE RATE MORTGAGE—0.0%
$4,463	[2]	Federal National Mortgage Association ARM, 4.155%, 9/1/2037 (IDENTIFIED COST $4,496)	4,613
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
		Agency Commercial Mortgage-Backed Securities—0.4%
790,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	696,289
1,835,000		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,874,584
50,618		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	50,550
		TOTAL	2,621,423
		Commercial Mortgage—1.0%
1,335,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,339,067
340,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	376,934
1,000,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month + USLIBOR 4.407%), 11/15/2061	1,123,476
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	91,170
1,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	1,085,465
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	49,581
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	968,105
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	105,120
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	589,860
105,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	102,642
		TOTAL	5,831,420
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,417,796)	8,452,843
		CORPORATE BONDS—17.8%
		Basic Industry - Chemicals—0.1%
200,000		Albemarle Corp., 4.150%, 12/1/2024	206,751
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	233,506
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	331,601
		TOTAL	771,858
		Basic Industry - Metals & Mining—0.2%
156,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	142,624
650,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	644,288
150,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	154,878
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	59,942
		TOTAL	1,001,732
		Capital Goods - Aerospace & Defense—0.6%
750,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	754,963
340,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	315,525
90,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	81,281
400,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	356,498
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	43,187
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	158,338
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	413,999
585,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	615,234
500,000		Textron Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	491,210

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$20,000	Textron Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	$20,310
25,000	Textron Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	25,487
	TOTAL	3,276,032
	Capital Goods - Building Materials—0.1%
60,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	58,534
110,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	104,665
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	486,929
40,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	39,655
165,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	145,035
	TOTAL	834,818
	Capital Goods - Construction Machinery—0.2%
770,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	745,793
450,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	481,874
	TOTAL	1,227,667
	Capital Goods - Diversified Manufacturing—0.3%
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	742,812
305,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	297,322
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	500,848
	TOTAL	1,540,982
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	645,374
360,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	380,758
	TOTAL	1,026,132
	Communications - Cable & Satellite—0.6%
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	306,895
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,678,045
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	371,961
250,000	Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	271,183
600,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	661,886
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	315,076
	TOTAL	3,605,046
	Communications - Media & Entertainment—0.4%
600,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	636,060
135,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	148,410
180,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	216,378
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	504,452
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	100,027
260,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	268,652
400,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	396,770
200,000	Walt Disney Co., Sr. Unsecd. Note, 2.000%, 9/1/2029	195,604
	TOTAL	2,466,353
	Communications - Telecom Wireless—0.2%
160,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	158,686
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	318,134
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	375,269
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	266,729
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	339,239
	TOTAL	1,458,057

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—0.8%
$800,000	AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	$812,191
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	895,301
800,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	829,934
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	653,803
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	406,990
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	683,448
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	139,166
	TOTAL	4,420,833
	Consumer Cyclical - Automotive—0.4%
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	485,167
350,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	333,256
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	340,709
205,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	193,652
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	725,305
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	197,965
	TOTAL	2,276,054
	Consumer Cyclical - Retailers—0.6%
589,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	606,224
300,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	266,789
215,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	219,862
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	329,872
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	555,562
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	610,335
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	517,068
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	124,439
40,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	40,502
115,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	119,333
	TOTAL	3,389,986
	Consumer Cyclical - Services—0.3%
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	481,253
400,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	421,411
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	495,012
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	208,279
30,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	32,755
	TOTAL	1,638,710
	Consumer Non-Cyclical - Food/Beverage—0.8%
165,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	171,788
230,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	226,534
485,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	486,259
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	542,309
200,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	203,926
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	159,737
500,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	487,962
690,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	699,894
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	234,900
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	855,515
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	308,117
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	513,987
	TOTAL	4,890,928

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.3%
$155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	$151,027
392,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	399,211
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	216,635
79,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	83,479
375,000	Biogen, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2045	487,432
140,000	DH Europe Finance II S.a r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	136,986
300,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	285,287
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,452
	TOTAL	1,770,509
	Consumer Non-Cyclical - Pharmaceuticals—0.8%
283,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	316,655
225,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	230,934
255,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	278,624
500,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	499,373
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	191,564
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	602,233
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	616,979
500,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.900%, 2/20/2028	557,831
110,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	138,476
500,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	540,614
700,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	776,572
	TOTAL	4,749,855
	Consumer Non-Cyclical - Products—0.1%
70,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	68,624
600,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	611,459
	TOTAL	680,083
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	612,172
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	220,972
	TOTAL	833,144
	Consumer Non-Cyclical - Tobacco—0.2%
400,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	467,446
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	321,082
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	305,381
	TOTAL	1,093,909
	Energy - Independent—0.2%
700,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	374,954
100,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	84,599
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	181,710
430,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	288,770
400,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	183,537
300,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	160,273
	TOTAL	1,273,843
	Energy - Integrated—0.5%
600,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.520%, 9/19/2022	596,192
110,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	111,493
600,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	665,700
300,000	Husky Energy, Inc., 4.000%, 4/15/2024	252,106

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$75,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	$84,410
500,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	575,090
500,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	484,900
		TOTAL	2,769,891
		Energy - Midstream—0.5%
115,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	86,912
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	197,084
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	35,865
875,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	726,037
400,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	361,678
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	66,433
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	199,078
200,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	203,562
335,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	266,066
120,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	114,192
490,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	431,177
		TOTAL	2,688,084
		Energy - Refining—0.0%
220,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	224,445
		Financial Institution - Banking—3.7%
600,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 5/3/2027	633,661
400,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	412,770
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,914,049
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.083% (3-month USLIBOR+0.650%), 10/1/2021	48,887
150,000		Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	191,631
50,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	52,677
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	317,353
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	808,429
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	200,931
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	499,655
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	125,590
580,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	598,127
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	611,930
900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	934,372
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	255,499
30,000		Comerica, Inc., 3.800%, 7/22/2026	27,705
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	331,942
165,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	162,179
800,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	843,049
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,307,733
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	694,846
1,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	1,427,447
345,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	314,364
1,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	1,910,307
850,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	888,167
210,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	221,423
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	484,269
950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,004,461
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	301,413

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	$285,186
400,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	406,313
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	246,565
600,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	616,636
60,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	60,153
495,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	498,531
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	265,679
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	308,055
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 3.007% (3-month USLIBOR+1.230%), 10/31/2023	47,735
1,300,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	1,363,858
		TOTAL	21,623,577
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	43,108
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	172,947
265,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	277,697
		TOTAL	493,752
		Financial Institution - Finance Companies—0.1%
600,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	650,818
		Financial Institution - Insurance - Life—0.7%
500,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	517,998
800,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	799,552
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	841,036
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	413,876
450,000		Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	471,121
350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	355,642
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	159,889
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	262,766
170,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	145,636
350,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	368,130
		TOTAL	4,335,646
		Financial Institution - Insurance - P&C—0.2%
30,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	31,839
240,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	254,105
340,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	316,983
500,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	776,704
		TOTAL	1,379,631
		Financial Institution - REIT - Apartment—0.4%
750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	755,776
750,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	782,140
200,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	201,583
550,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	562,959
		TOTAL	2,302,458
		Financial Institution - REIT - Healthcare—0.2%
600,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	570,610
450,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	464,438
		TOTAL	1,035,048
		Financial Institution - REIT - Office—0.3%
350,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	352,730

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	$410,594
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	799,735
	TOTAL	1,563,059
	Financial Institution - REIT - Other—0.2%
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	686,190
295,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	288,478
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	251,086
	TOTAL	1,225,754
	Financial Institution - REIT - Retail—0.1%
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	707,743
	Technology—1.1%
350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	359,901
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	963,334
75,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	80,352
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	295,029
350,000	Cisco Systems, Inc., 3.625%, 3/4/2024	378,070
475,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	462,096
240,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	227,323
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	220,199
145,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	158,173
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	196,900
380,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	396,889
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	114,071
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	278,818
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	210,172
600,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	658,560
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	313,852
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	619,684
20,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	22,155
200,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	211,588
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	31,934
	TOTAL	6,199,100
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	181,667
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	98,148
230,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	225,297
	TOTAL	505,112
	Transportation - Services—0.3%
400,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.300%, 10/15/2022	391,274
100,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	98,880
300,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	265,500
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	494,611
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	505,559
	TOTAL	1,755,824
	Utility - Electric—1.4%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	596,124
400,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	410,357
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	303,142

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$165,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	$165,242
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	207,890
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	895,254
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	201,984
375,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	361,198
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	382,343
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	370,327
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	497,668
200,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	216,254
70,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	65,147
500,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	548,490
195,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	204,513
50,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	50,048
160,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	160,556
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	89,299
20,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 3/15/2046	22,501
490,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	551,296
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	206,449
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	47,713
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	115,675
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	714,652
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	66,231
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	305,950
500,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	505,377
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	146,899
	TOTAL	8,408,579
	Utility - Natural Gas—0.4%
35,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	33,014
115,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	100,696
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	673,381
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	753,955
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	118,440
690,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	777,695
	TOTAL	2,457,181
	TOTAL CORPORATE BONDS (IDENTIFIED COST $101,918,944)	104,552,233
	MORTGAGE-BACKED SECURITIES—0.0%
28,284	Federal National Mortgage Association, Pool AO8829, 3.500%, 7/1/2042	30,303
6,205	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	7,050
3,749	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	4,308
10,649	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	12,140
12,286	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	14,066
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,621)	67,867
	PURCHASED CALL OPTION—0.7%
5,500	SPDR S&P 500 ETF Trust, Notional Amount $141,762,500, Exercise Price $300.00, Expiration Date 12/18/2020 (IDENTIFIED COST $3,581,983)	4,251,500
	PURCHASED PUT OPTIONS—0.0%
5,500	Chicago Board Options Exchange SPX Volatility Index, Notional Amount $29,447,000, Exercise Price $20.00, Expiration Date 4/15/2020	27,500

Shares, Principal Amount or Contracts		Value
	PURCHASED PUT OPTIONS—continued
4,500	iPATH S&P 500 VIX Short-Term Fund, Notional Amount $20,812,500, Exercise Price $20.00, Expiration Date 4/17/2020	$11,250
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $786,347)	38,750
	U.S. TREASURIES—11.9%
$3,304	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	3,308
10,886	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	13,197
1,000,000	United States Treasury Bond, 2.000%, 2/15/2050	1,162,041
20,000	United States Treasury Bond, 2.750%, 11/15/2047	26,402
2,000,000	United States Treasury Bond, 2.875%, 5/15/2049	2,724,083
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,352
3,000,000	United States Treasury Bond, 3.000%, 2/15/2049	4,170,314
2,000,000	United States Treasury Bond, 3.125%, 5/15/2048	2,827,401
750,000	United States Treasury Note, 1.375%, 2/15/2023	773,453
18,000,000	United States Treasury Note, 1.375%, 6/30/2023	18,612,913
4,500,000	United States Treasury Note, 1.500%, 8/31/2021	4,581,741
1,000,000	United States Treasury Note, 1.500%, 9/30/2021	1,018,966
2,500,000	United States Treasury Note, 1.500%, 9/15/2022	2,576,460
2,500,000	United States Treasury Note, 1.625%, 6/30/2021	2,545,720
2,000,000	United States Treasury Note, 1.750%, 7/31/2021	2,041,287
2,300,000	United States Treasury Note, 1.750%, 12/31/2024	2,448,430
10,400,000	United States Treasury Note, 1.750%, 11/15/2029	11,437,414
1,000,000	United States Treasury Note, 2.000%, 10/31/2022	1,044,240
2,020,000	United States Treasury Note, 2.125%, 5/31/2021	2,066,354
2,300,000	United States Treasury Note, 2.125%, 11/30/2024	2,485,186
50,000	United States Treasury Note, 2.250%, 11/15/2027	56,242
3,500,000	United States Treasury Note, 2.500%, 2/15/2022	3,647,622
40,000	United States Treasury Note, 2.875%, 5/31/2025	45,006
1,200,000	United States Treasury Note, 2.875%, 5/15/2028	1,415,642
2,000,000	United States Treasury Note, 3.125%, 11/15/2028	2,415,633
	TOTAL U.S. TREASURIES (IDENTIFIED COST $64,073,114)	70,140,407
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
600,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	614,760
600,000	Mexico, Government of, 3.750%, 1/11/2028	596,406
200,000	Poland, Government of, 4.000%, 1/22/2024	217,581
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,434,800)	1,428,747
	INVESTMENT COMPANIES—24.3%
957,963	Emerging Markets Core Fund	8,391,757
534,228	Federated Bank Loan Core Fund	4,594,364
2,906,950	Federated High Income Bond Fund II	15,435,905
9,740,607	Federated Mortgage Core Portfolio	98,087,909
1,837,109	Federated Project and Trade Finance Core Fund	15,927,738
1,041	Federated U.S. Gov't Securities Fund 2-5, Institutional Shares	11,831
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $141,292,852)	142,449,504

Shares, Principal Amount or Contracts		Value
	REPURCHASE AGREEMENT—7.1%
$41,495,000	Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765. (IDENTIFIED COST $41,495,000)	$41,495,000
	TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $623,723,107)	604,747,304
	OTHER ASSETS AND LIABILITIES - NET—(3.0)%[3]	(17,460,170)
	TOTAL NET ASSETS—100%	$587,287,134
At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Long Futures	150	$33,057,422	June 2020	$502,397
[1]United States Treasury Notes 5-Year Long Futures	80	$10,028,750	June 2020	$324,820
[1]United States Treasury Notes 10-Year Ultra Long Futures	40	$6,241,250	June 2020	$316,785
[1]United States Treasury Ultra Bond Long Futures	8	$1,775,000	June 2020	$30,326
1S&P 500 E-mini Short Futures	1,728	$222,022,080	June 2020	$3,374,480
[1]United States Treasury Notes 10-Year Short Futures	50	$6,934,375	June 2020	$(165,152)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,383,656
At March 31, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
JP Morgan	SPDR S&P 500 ETF Trust	$141,762,500	December 2020	$340.00	$(654,500)
(Premiums Received $879,712)
The average notional value of long and short futures contracts held by the Fund throughout the period was $259,677,049 and $58,670,911, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $1,732,875 and $654,813, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $513,625 and $284,125, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2019, were as follows:
Affiliates	Balance of Shares Held 12/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 03/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,200,291	13,850	(256,178)	957,963	$8,391,757	$(1,298,495)	$7,420	$133,885
Federated Bank Loan Core Fund	735,995	9,243	(211,010)	534,228	$4,594,364	$(606,400)	$(235,418)	$86,610
Federated High Income Bond Fund II, Class P	2,624,254	809,630	(526,934)	2,906,950	$15,435,905	$(2,585,140)	$188,281	$846,383
Federated Mortgage Core Portfolio	8,479,435	1,871,317	(610,145)	9,740,607	$98,087,909	$1,653,175	$116,187	$641,595
Federated Project and Trade Finance Core Fund	1,933,087	18,965	(114,943)	1,837,109	$15,927,738	$(396,262)	$(48,817)	$167,543
Federated U.S. Government Securities Fund: 2-5 Years, Institutional Shares	1,035	6	—	1,041	$11,831	$498	$—	$75
TOTAL OF AFFILIATED TRANSACTIONS	14,974,097	2,723,011	(1,719,210)	15,977,898	$142,449,504	$(3,232,624)	$27,653	$1,876,091
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“ValuationCommittee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$220,309,601	$—	$—	$220,309,601
International	11,556,239	—	—	11,556,239
Debt Securities:
Adjustable Rate Mortgage	—	4,613	—	4,613
Commercial Mortgage-Backed Securities	—	8,452,843	—	8,452,843
Corporate Bonds	—	104,552,233	—	104,552,233
Mortgage-Backed Securities	—	67,867	—	67,867
U.S. Treasuries	—	70,140,407	—	70,140,407
Foreign Governments/Agencies	—	1,428,747	—	1,428,747
Purchased Call Option	4,251,500	—	—	4,251,500
Purchased Put Options	38,750	—	—	38,750
Investment Companies[1]	126,521,766	—	—	142,449,504
Repurchase Agreement	—	41,495,000	—	41,495,000
TOTAL SECURITIES	$362,677,856	$226,141,710	$—	$604,747,304
Other Financial Instruments
Assets
Futures Contracts	$4,548,808	$—	$—	$4,548,808
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(165,152)	—	—	(165,152)
Written Options Contracts	(654,500)	—	—	(654,500)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,729,156	$—	$—	$3,729,156
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $15,927,738 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt